Share-Based Compensation	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstract]
Share-based Compensation

(21) Share-based Compensation

(a) 2022 Options

On August 12, 2022, the Group granted share options (“2022 Options”) to its independent directors to purchase up to 500 Class A ordinary shares. Pursuant to the option agreements entered into between the Group and the option grantees, the options vest over a four-year service period starting from the date of grant, with 30% (“Option D1”), 30% (“Option D2”), 20% (“Option D3”) and the remaining 20% (“Option D4”) of the options being vested on August 31 of each of the years starting from 2023 to 2026, respectively, subject to the continuous service of the option grantees. The 2022 Options expire no later than August 1, 2032, subject to earlier termination upon an optionee’s cessation of service. The 2022 Options had an exercise price of US$1,844 (RMB13,440) per post-split Class A ordinary shares and an intrinsic value of US$16 (RMB80) per Class A ordinary shares on the date of grant. The fair value of the options was determined by using the Black-Scholes option pricing model.

For the six months ended June 30, 2026, changes in the status of total outstanding options, were as follows:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of December 31, 2025	498	1,844	3.19	—
Forfeited	—
Expired	(498)
Outstanding as of June 30, 2026	—	—	—	—

As certain independent directors resigned from the board in 2024, with the board approval, the vesting of the options granted to such independent directors has been accelerated on the date of resignation, and such vested options have since expired as they were not exercised within 90 days following the date of resignation. Options to purchase 2 Class A shares were forfeited in 2025 upon resignation of an independent director. For six months ended June 30, 2025 and 2026, share-based compensation expenses of nil and nil were recognized in connection with the 2022 Options, respectively. As of December 31, 2025 and June 30, 2026, unrecognized share-based compensation expense related to unvested share options granted to the independent directors was nil.

(b) Restricted Share Units (“RSUs”)

On August 16, 2023, the board of directors of the Group granted restricted share units (“RSUs”) of 536,990 ADSs to one of our former executive offices. Giving effect to the subsequent termination of AIFU’s ADS facility and Revese Share Splits, the grant was adjusted to 1,342 RSUs, with each RSU representing the right to receive one post-consolidation Class A ordinary share. Pursuant to the agreement entered into between the Group and the grantee, the ADSs vest over a five-year service period starting from the date of grant, with 250 RSUs, 250 RSUs, 342 RSUs, 250 RSUs and the remaining 250 RSUs to be vested on June 30 of each of the years starting from 2024 to 2028, respectively, subject to the continuous service of the grantee. The fair value of the RSUs was measured as the grant-date market price of the Group’s stock at US$2,540 per Class A ordinary share.

On July 15, 2024, the board of directors of the Group granted an additional RSUs of 268,200 ADSs to the former executive office. Giving effect to the subsequent termination of AIFU’s ADS facility and Reverse Share Splits, the grant was adjusted to 671 RSUs, with each RSU representing the right to receive one post-consolidation Class A ordinary share. Pursuant to the agreement entered into between the Group and the grantee, the RSUs vest over a two-year service period starting from the date of grant. Upon resignation of this executive office on September 30, 2024, the board has approved that a total of RSUs of 2,000 post-split Class A ordinary shares will be immediately vested to him with a lock up period of 30 months and the remaining RSUs granted to him were forfeited. The fair value of the RSUs was measured as the grant-date market price of the Group’s stock at US$568 per post-split Class A ordinary shares.

On November 17, 2024, the board of directors of the Group granted RSUs of 1,000,000 ADSs to the former chairperson of the board. Giving effect to the subsequent ADR facility termination and Reverse Share Splits, the grant was adjusted to 2,500 RSUs, with each RSU representing a right to receive one post-split Class A ordinary share. Pursuant to the agreement entered into between the Group and the grantee, the RSUs shall vest over a three-year service period starting from the date of grant, with 30%, 30% and 40% to vest on grant date of each of the years starting from 2025 to 2027, respectively, subject to the continuous service of the grantee. The fair value of the RSUs was measured as the grant-date market price of the Group’s stock at US$452 per post-split Class A ordinary share. On March 17, 2026, the chairperson resigned from the board. As of the date of her resignation, 30% of the RSUs has vested and the remaining RSUs were forfeited.

From February to April 2025, the board of the directors of the Group approved the grant of a total of 275,000 RSUs to certain departing management and employees as severance compensation, representing rights to receive 27,500 per post-split Class A ordinary shares. The RSUs were fully vested upon grant. The fair value was measured based on the grant-date market price of the Group’s stock.

A summary of the activity of the service-based RSUs for the six months ended June 30, 2026 is presented as follows:

	Number of restricted shares	Weighted average grant-date fair value
		US$
Unvested as of January 1, 2025	2,500	—
Granted	27,500	3,351,000
Vested	(28,250)	—
Forfeited	—	—
Unvested as of December 31, 2025	1,750	—
Granted	—	—
Vested	—	—
Forfeited	(1,750)	—
Unvested as of June 30,2026	—	—

The Group recorded share-based compensation expense of RMB15,823 and nil in connection with the RSUs for the six months ended June 30, 2025 and 2026, respectively. As of June 30, 2026, unrecognized share-based compensation expense related to RSUs granted to former executive officers and directors is RMB4,955, which is expected to be recognized over a weighted-average period of 1.9 years on a straight-line basis at an amount which at least equals the portion of the grant-date fair value of the RSUs that are vested at that date.

(c) Million Dollar Round Table Options (“MDRT Options”)

2023 Million Dollar Round Table Options (“2023 MDRT Options”)

On February 6, 2023, the board of directors of the Group granted share options, or the 2023 MDRT Options, to its independent high-performing agents to purchase up to 1,700 Class A ordinary shares of the Group. Pursuant to the option agreements entered into between the Group and the option grantees, the options vest over a two-year service period starting from the date of grant, with 50% and the remaining 50% of the options being vested on March 31, 2024 and March 31, 2025, respectively, subject to the continuous service of the option grantees and the achievement of the performance conditions. The 2023 MDRT Options expire no later than August 1, 2027, subject to earlier termination upon an optionee’s cessation of service. The 2023 MDRT Options had an exercise price of US$400.0 (RMB2,714.0) and an intrinsic value of US$2,500.0 (RMB16,962.8) per post-split Class A ordinary share on the date of grant. As of June 30, 2026, options to purchase 590 Class A ordinary shares related to 2022 Option 2 were vested and outstanding, 26 Class A ordinary shares were exercised, and all of the remaining options were forfeited due to underperformance of the option holders.

2024 Million Dollar Round Table Options1 (“2024 MDRT Options 1”)

On April 16, 2024, the board of directors of the Group granted share options to certain MDRT agents or the 2024 MDRT Option to purchase up to 2,261 Class A ordinary shares of the Group. Pursuant to the option agreements entered into between the Group and the option grantees, the options vest over a two-year service period starting from the date of grant, with 50% and the remaining 50% of the options being vested on March 31 of each of the years starting from 2025 to 2026, respectively, subject to the continuous service of the option grantees and the achievement of the performance conditions. 2024 MDRT Option expire no later than August 1, 2027, subject to earlier termination upon an optionee’s cessation of service. 2024 MDRT Option has an exercise price of US$944.7 (RMB6,410.0) and an intrinsic value of US$400.0 (RMB148.0) per Class A ordinary share on the date of grant. As of June 30, 2026, options to purchase 780 Class A ordinary shares related to 2024 MDRT Options 1 were vested and outstanding, and all of the remaining options were forfeited due to underperformance of the option holders.

2024 Million Dollar Round Table Options 2 (“2024 MDRT Options 2”)

During the year of 2024, the board of directors of the Group granted share options to certain newly recruited agents and sales team leaders to purchase up to 1,042 Class A ordinary shares of the Group. Pursuant to the option agreements entered into between the Group and the option grantees, the options vest over a two-year service period starting from the date of grant, with 50% and the remaining 50% of the options to be vested on March 31 of each of the years starting from 2025 to 2026, respectively, subject to the continuous service of the option grantees and the achievement of the performance conditions. 2024 MDRT Option expire no later than August 1, 2027, subject to earlier termination upon an optionee’s cessation of service. 2024 MDRT Option has an exercise price of US$400.0 (RMB2,714) and an intrinsic value with rang of US$560 (RMB2,799.66) to US$1,280 (RMB8,684.93) per Class A ordinary share on the date of grant. As of June 30, 2026, options to purchase 225 Class A ordinary shares related to 2024 MDRT Options 2 were outstanding, and all of the remaining options were forfeited due to underperformance of the option holders.

The Group used the binomial option pricing model in determining the fair value of the options granted, which requires the input of highly subjective assumptions, including the expected life of the stock option, stock price volatility, dividend rate and risk-free interest rate. The assumptions used in determining the fair value of the MDRT Options on the grant date were as follows:

Assumptions	2023 MDRT	2024 MDRT 1	2024 MDRT 2
Expected dividend yield (Note i)	3.69%	3.22%	3.22%
Risk-free interest rates (Note ii)	3.88%	4.81%	4.44-4.81%
Expected volatility (Note iii)	51.41%	59.78%	59.78-60.61%
Expected life in years (Note iv)	4.49	3.29	3.1-3.29
Exercise multiple (Note v)	2.80	1.0	1.0
Fair value of options on grant date	US$115.84~US$119.88	US$33.36~US$33.56	US$28.44~US$48.16

(i)	Expected dividend yield:

The expected dividend yield was estimated by the Group based on its historical and future dividend policy.

(ii)	Risk-free interest rate:

Risk-free interest rate was estimated based on the US Government Bond yield and pro-rated according to the tenor of the options as of the valuation date.

(iii)	Expected volatility:

The volatility of the underlying ordinary shares was estimated based on the annualized standard deviation of the continuously compounded rate of return on the daily average adjusted share price of the Group as of the Valuation Date.

(iv)	Expected life:

The expected life was estimated based on the end of the vesting period and the contractual term of the award of the Options plan.

(v)	Exercise multiple:

The exercise multiple was estimated based on empirical studies.

A summary of share options outstanding as of June 30, 2026, and activity during the period ended, is presented below:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of January 1, 2025	3,434	722.4	2.59	57
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(1,839)	—	—	—
Outstanding as of December 31, 2025	1,595	722.4	1.59	57
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding as of June 30, 2026	1,595	722.4	1.09	57

During the six months ended June 30, 2025, as the performance conditions for the outstanding share options were not met, the remaining unvested MDRT Options were forfeited, leading to the reversal of related share-based compensation expense of RMB9,800 which had initially been recognized in fiscal year 2024. As of December 31, 2025 and June 30, 2026, unrecognized share-based compensation expense related to unvested MDRT Options was nil.